Securities (Details Narrative) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 44	$ 33
Debt Securities Held Net of allowance	365,102		$ 341,804
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	295,946		268,939
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	69,156		$ 72,865
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	24	4
Gain (loss) on sale of equity securities measured at fair value	2	0
Dividend Income recognized	$ 0	$ 0